AST T. ROWE PRICE CORPORATE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 99.0%
Asset-Backed Securities — 3.3%
Automobiles — 1.0%
Santander Drive Auto Receivables Trust,
Series 2019-03, Class C
2.490%	10/15/25	50	$ 50,171
Other — 2.3%
Domino’s Pizza Master Issuer LLC,
Series 2018-01A, Class A2I, 144A
4.116%	07/25/48	49	51,257
Driven Brands Funding LLC,
Series 2019-02A, Class A2, 144A
3.981%	10/20/49	25	25,224
Taco Bell Funding LLC,
Series 2018-01A, Class A2I, 144A
4.318%	11/25/48	35	35,980
			112,461

Total Asset-Backed Securities (cost $162,402)			162,632
Corporate Bonds — 94.6%
Advertising — 1.0%
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.750%	09/19/24	50	51,962
Aerospace & Defense — 0.7%
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.500%	05/15/36	30	36,026
Agriculture — 3.8%
Altria Group, Inc.,
Gtd. Notes
5.950%	02/14/49	35	41,158
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.764%	08/15/22	50	50,442
3.557%	08/15/27	25	25,182
Bunge Ltd. Finance Corp.,
Gtd. Notes
3.250%	08/15/26	35	35,000
3.500%	11/24/20	25	25,270
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
3.375%	08/15/29	10	10,490
			187,542
Airlines — 3.1%
American Airlines 2017-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.600%	04/15/31	71	72,698
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20	25	25,053
United Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
4.150%	02/25/33	45	49,125
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	10	$ 10,022
			156,898
Auto Manufacturers — 4.0%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
2.400%	06/27/24	50	50,539
General Motors Financial Co., Inc.,
Gtd. Notes
4.000%	10/06/26	25	25,297
4.200%	03/01/21	60	61,292
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A
4.050%	02/04/22	60	61,883
			199,011
Banks — 3.3%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
4.271%(ff)	07/23/29	35	38,933
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.850%	01/26/27	35	37,113
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.960%(ff)	01/29/27	50	54,063
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
3.125%	07/27/26	35	36,071
			166,180
Beverages — 1.4%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.750%	01/23/29	25	29,057
5.550%	01/23/49	30	39,261
			68,318
Chemicals — 1.3%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes, 144A
3.150%	05/15/24	35	35,900
Ecolab, Inc.,
Sr. Unsec’d. Notes
3.950%	12/01/47	25	28,707
			64,607
Computers — 2.7%
Apple, Inc.,
Sr. Unsec’d. Notes
3.750%	11/13/47	50	55,755
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
4.000%	07/15/24	50	52,293
A1

AST T. ROWE PRICE CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Computers (cont’d.)
HP, Inc.,
Sr. Unsec’d. Notes
6.000%	09/15/41	25	$ 28,540
			136,588
Diversified Financial Services — 5.3%
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.625%	05/01/22	50	50,675
4.375%	05/01/26	25	25,858
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.750%	03/09/27	35	36,739
GTP Acquisition Partners I LLC,
Sec’d. Notes, 144A
3.482%	06/15/50	100	103,860
Synchrony Financial,
Sr. Unsec’d. Notes
2.850%	07/25/22	50	50,421
			267,553
Electric — 5.1%
AES Corp.,
Sr. Unsec’d. Notes
5.125%	09/01/27	25	26,563
Ausgrid Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.850%	05/01/23	75	78,167
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
3.750%	06/15/24	35	36,015
Sempra Energy,
Sr. Unsec’d. Notes
3.800%	02/01/38	35	35,997
Southern Co. (The),
Sr. Unsec’d. Notes
4.400%	07/01/46	25	27,855
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	50	50,332
			254,929
Electronics — 2.1%
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.500%	04/01/22	35	35,718
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
4.600%	04/06/27	35	38,515
PerkinElmer, Inc.,
Sr. Unsec’d. Notes
3.300%	09/15/29	30	29,990
			104,223
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Engineering & Construction — 2.1%
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A
4.875%	07/15/23	100	$ 103,640
Environmental Control — 0.7%
Waste Connections, Inc.,
Sr. Unsec’d. Notes
3.500%	05/01/29	35	37,336
Foods — 1.8%
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
3.800%	10/22/21	50	51,603
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
4.875%	10/01/49	10	10,097
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/49	25	28,497
			90,197
Gas — 0.6%
NiSource, Inc.,
Sr. Unsec’d. Notes
4.375%	05/15/47	25	27,988
Healthcare-Products — 0.6%
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
4.669%	06/06/47	25	29,524
Healthcare-Services — 1.2%
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.875%	08/15/29	35	35,722
3.500%	08/15/39	25	26,025
			61,747
Insurance — 0.8%
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25	35	37,618
Internet — 7.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.875%	08/22/37	40	46,021
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.550%	03/15/28	25	26,799
Expedia Group, Inc.,
Gtd. Notes
4.500%	08/15/24	65	70,481
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.800%	02/11/25	200	210,675
			353,976

A2

AST T. ROWE PRICE CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Iron/Steel — 1.2%
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
3.600%	07/16/24	37	$ 37,377
6.250%	02/25/22	20	21,611
			58,988
Lodging — 1.0%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24	50	50,927
Machinery-Diversified — 0.2%
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.950%	09/15/29	10	10,024
Media — 3.5%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25	35	38,393
Comcast Corp.,
Gtd. Notes
3.900%	03/01/38	25	27,607
4.150%	10/15/28	50	56,086
Fox Corp.,
Sr. Unsec’d. Notes, 144A
4.709%	01/25/29	25	28,556
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.625%	07/15/24	25	25,921
			176,563
Miscellaneous Manufacturing — 2.9%
General Electric Co.,
Jr. Sub. Notes, Series D
5.000%(ff)	–(rr)	8	7,557
Sr. Unsec’d. Notes
2.700%	10/09/22	50	50,140
Sr. Unsec’d. Notes, GMTN
3.450%	05/15/24	25	25,674
4.625%	01/07/21	60	61,526
			144,897
Oil & Gas — 6.7%
BP Capital Markets America, Inc.,
Gtd. Notes
4.234%	11/06/28	35	39,533
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	01/15/23	50	50,876
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27	35	36,378
Diamondback Energy, Inc.,
Gtd. Notes
4.750%	11/01/24	35	35,831
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.900%	08/15/24	35	$ 35,262
3.200%	08/15/26	35	35,313
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.650%	03/05/25	100	103,067
			336,260
Oil & Gas Services — 1.1%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.300%	05/01/29	50	54,768
Pharmaceuticals — 5.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.875%	11/14/48	25	27,581
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
3.400%	07/26/29	75	80,109
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.750%	09/15/25	20	20,675
CVS Health Corp.,
Sr. Unsec’d. Notes
5.050%	03/25/48	50	56,747
Express Scripts Holding Co.,
Gtd. Notes
4.500%	02/25/26	70	76,447
			261,559
Pipelines — 7.0%
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
4.250%	07/15/27	50	53,761
Boardwalk Pipelines LP,
Gtd. Notes
4.450%	07/15/27	60	61,736
DCP Midstream Operating LP,
Gtd. Notes
5.125%	05/15/29	25	25,469
Energy Transfer Operating LP,
Gtd. Notes
4.050%	03/15/25	35	36,621
Enterprise Products Operating LLC,
Gtd. Notes
3.350%	03/15/23	50	51,726
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.000%	03/15/27	50	55,131
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	09/15/25	60	63,428
			347,872

A3

AST T. ROWE PRICE CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) — 4.8%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
4.700%	07/01/30	35	$ 40,573
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.300%	07/15/26	35	35,915
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.900%	03/15/27	35	36,690
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23	50	52,405
Service Properties Trust,
Sr. Unsec’d. Notes
4.350%	10/01/24	20	20,247
VEREIT Operating Partnership LP,
Gtd. Notes
3.950%	08/15/27	50	52,783
			238,613
Retail — 2.9%
AutoZone, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/23	50	50,866
QVC, Inc.,
Sr. Sec’d. Notes
4.375%	03/15/23	40	41,404
Starbucks Corp.,
Sr. Unsec’d. Notes
3.100%	03/01/23	50	51,617
			143,887
Semiconductors — 2.8%
Broadcom, Inc.,
Gtd. Notes, 144A
3.125%	10/15/22	70	70,879
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.185%	02/15/27	35	36,011
4.663%	02/15/30	20	20,802
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
3.250%	05/20/27	12	12,530
			140,222
Software — 2.6%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26	70	72,443
Microsoft Corp.,
Sr. Unsec’d. Notes
4.100%	02/06/37	50	59,299
			131,742
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications — 4.0%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.500%	03/09/48	25	$ 26,891
Rogers Communications, Inc. (Canada),
Gtd. Notes
4.350%	05/01/49	25	28,768
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.329%	09/21/28	25	28,344
4.672%	03/15/55	25	29,988
5.250%	03/16/37	25	30,952
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
5.000%	05/30/38	50	57,136
			202,079

Total Corporate Bonds (cost $4,747,804)			4,734,264
U.S. Treasury Obligations — 1.1%
U.S. Treasury Bonds
2.250%	08/15/49	15	15,427
3.000%	02/15/49	20	23,846
4.375%	11/15/39	10	14,028

Total U.S. Treasury Obligations (cost $54,175)			53,301

Total Long-Term Investments (cost $4,964,381)			4,950,197

	Shares
Short-Term Investment — 1.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $62,898)(w)	62,898	62,898

TOTAL INVESTMENTS—100.2% (cost $5,027,279)		5,013,095

Liabilities in excess of other assets — (0.2)%		(11,190)

Net Assets — 100.0%		$ 5,001,905

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trust

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(rr)	Perpetual security with no stated maturity date.

A4

AST T. ROWE PRICE CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5